PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the fair value of plan assets (Details) - Plan assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 37.4
Pension benefits
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	1,244.4	$ 1,164.8
Actual return on plan assets	106.5	98.0
Employer contributions	35.5	34.2
Plan participants' contributions	11.5	11.9
Administrative fees	(2.5)	(2.3)
Benefits and settlements paid	(72.7)	(62.2)
Plan transfer	(55.4)
Fair value of plan assets at the end of the year	1,267.3	1,244.4
Postretirement benefits
Disclosure of net defined benefit liability (asset)
Employer contributions	1.9	1.8
Benefits and settlements paid	$ (1.9)	$ (1.8)